NOTES PAYABLE (Details Narrative) - USD ($)																	1 Months Ended																	3 Months Ended		12 Months Ended
	May 04, 2023	Feb. 07, 2023	Jan. 04, 2023	Aug. 01, 2022	May 02, 2022	Jul. 11, 2021	Jul. 09, 2021	Apr. 02, 2021	Jan. 05, 2021	Jul. 08, 2020	Jun. 11, 2020	Jun. 08, 2020	Jun. 05, 2020	Jun. 04, 2020	May 05, 2020	Jan. 11, 2019	Jan. 18, 2023	Oct. 26, 2022	Jun. 21, 2022	Mar. 31, 2022	Feb. 24, 2022	Feb. 24, 2022	Feb. 18, 2022	Dec. 29, 2021	Nov. 30, 2021	Apr. 21, 2021	Mar. 25, 2021	Jan. 19, 2021	Nov. 30, 2020	Jul. 27, 2020	Feb. 29, 2020	Jun. 30, 2019	Feb. 19, 2019	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 01, 2021	Aug. 23, 2021
Statement [Line Items]
Maturity Date									Apr. 05, 2021	Aug. 15, 2022	Sep. 11, 2020	Sep. 08, 2020	Jun. 30, 2020	Sep. 05, 2020	Aug. 15, 2022								Jan. 31, 2025							Aug. 15, 2022		Jun. 30, 2020
Due amount											$ 0	$ 0	$ 0	$ 0
Expenses and fees																																		$ 15,407	$ 64,164	$ 320,800	$ 106,750
Promissory Note Issued To Related Party									$ 20,331	$ 150,000	$ 10,000	$ 10,000	$ 10,000	$ 20,000	$ 310,000														$ 203,000	$ 300,000		$ 9,300
Interest Rate									8.00%	3.75%	8.00%	8.00%	8.00%	8.00%	1.00%								12.00%						6.00%	9.00%		8.00%
Additional Warrant							100,000																					100,000	350,000
Exercise Price																													$ 1.00
Debenture description																		the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000																the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000
Installment Payment										$ 731
Promissory Note Issued To Related Party									$ 20,331	$ 150,000					$ 310,000														$ 203,000	$ 300,000
Original Issue Discount																					$ 18,450						$ 166,666									72,200
Debt Instrument, Convertible, Conversion Price																							$ 0.54
Fixed rate																							$ 0.54
Original Issue Discount																										40,000
Third Party [Member]
Statement [Line Items]
Agreement Description																											Pursuant to the agreement, the Company issued the lender 116,667 shares of common stock, 116,667 5-year warrants with an exercise price of $1.50 and 116,667 5-year warrants with an exercise price of $2.00. The note had an original issue discount of $77,778
Warrants 2 [Member]
Statement [Line Items]
Warrants, Exercise Price																				$ 1.75														$ 1.75	$ 1.75
Warrants issued																																		$ 39,285
Warrants 3 [Member]
Statement [Line Items]
Warrants, Exercise Price																																		$ 2.25
Warrants issued																																		$ 30,555
Securities Purchase Agreement [Member]
Statement [Line Items]
Original Issue Discount						100,000														12,500	18,450	18,450			25,000
Monthly Payments																					$ 19,286	$ 19,286
Aggregate Purchase Price Of Debt						$ 1,000,000														$ 137,500	172,200	172,200			$ 275,000
Closing Price Of Note						$ 500,000														$ 125,000	$ 153,750	$ 153,750			$ 250,000
Description Of Ownership Percentage						beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note is secured with all of the assets of the Company, as described in the Security Agreement attached as Exhibit 10.3 to this Form S-1. The Purchase Agreement contains customary representations and warranties, and the Offering was subject to customary closing conditions. The Shares were offered by the Company pursuant to the exemption provided in Section 4(a)(2) under the Securities Act, and Rule 506(b) promulgated thereunder. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement														beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. The Note converts at a fixed rate of $1.25 into common stock unless there is a default under the agreements. The Company is obligated to register the shares of common stock underlying the Note and the Warrants (as described below), within 90 days from the date of the Purchase Agreement	the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion	the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice. Additionally, if the Note is in default there is a 150% penalty. The Note converts at a rate of 25% discount to the lowest trading price for the 10 trading days prior to any such conversion			beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice
Face Value Of Note						$ 550,000
Promissory Note, Principal Amount						1,100,000
Securities Purchase Agreement [Member] | Warrants 1 [Member]
Statement [Line Items]
Warrants Issued						$ 142,857
Securities Purchase Agreement [Member] | Warrants 2 [Member]
Statement [Line Items]
Debt Instrument, Convertible, Conversion Price						$ 2.25																			$ 1.08
Warrants Issued						$ 111,111
5-Year Warrants [Member]
Statement [Line Items]
Interest Rate																											11.00%
Commitment Shares For Issuance																											1,666,667
Original Issue Discount																											$ 777,778
Renegotiation Date																											Jan. 26, 2022
Letter Agreement [Member]
Statement [Line Items]
Amount Paid								$ 252,875
Lease Services Agreement [Member]
Statement [Line Items]
Received amount of advance																$ 300,000
Received shares of the Series C Convertible Preferred Stock																(310,000)
Bryan Glass [Member]
Statement [Line Items]
Expenses and fees																																		$ 26,864
Arena Business Results L L C [Member] | Purchase Agreement [Member]
Statement [Line Items]
Promissory Note Issued To Related Party		$ 20,000,000
Issue shares commitment fee, Amount		$ 800,000
Convertible Secured Subordinated Promissory Note [Member]
Statement [Line Items]
Interest Rate																		8.50%																8.50%
Outstanding pursuant to the note amount																		40.00%																40.00%
Conversion price of share																		$ 5.00																$ 5.00
Convertible subordinate promissory note																																		$ 5,000,000		$ 5,000,000
Promissory Note [Member]
Statement [Line Items]
Maturity Date												Sep. 08, 2020																				Mar. 30, 2020	Feb. 19, 2020
Promissory Note Issued To Related Party																															$ 60,000	$ 14,500	$ 17,000
Interest Rate												8.00%																			8.00%	8.00%	8.00%
Promissory Note Issued To Related Party												$ 10,000
Promissory Note [Member] | Third Party [Member]
Statement [Line Items]
Promissory Note Issued To Related Party	$ 196,000
Interest Rate	15.00%
Promissory Note Issued To Related Party																			$ 100,000
Fixed Interest																			25,000
Total due																			$ 125,000
Commitment Shares For Issuance	105,539
Promissory Note [Member] | Related Party [Member]
Statement [Line Items]
Interest Rate				12.00%																				12.00%
Promissory Note Issued To Related Party				$ 75,000																				$ 150,000
Increase in the amount of promissory note				$ 115,000
Promissory Note [Member] | 1800 Diagonal Lending [Member]
Statement [Line Items]
Maturity Date			Jan. 04, 2024
Interest Rate			12.00%
Promissory Note Issued To Related Party			$ 195,000
Promissory Note [Member] | Walleye Opportunities Master Fund Ltd [Member]
Statement [Line Items]
Maturity Date																	Jul. 18, 2023
Interest Rate																	10.00%
Promissory Note Issued To Related Party																	$ 300,000
Senior Secured Convertible Debenture Offering [Member]
Statement [Line Items]
Maturity Date																																		Oct. 26, 2024		Oct. 26, 2024
Interest Rate																																		10.00%		10.00%
Debenture description																																		the $500,000 Debenture shall receive $250,000: $500,000 x $5,000,000/ $10,000,000
Aggregate principal amount																		$ 15,367,966
Original Issue Discount																		15.00%
Description of conversion price																																		(i) prior to the date of a Qualified Offering (an offering the Company enters into in connection with the Uplisting) is eighty percent (80%) of the lowest VWAP of the Common Stock during the five (5) trading day period immediately prior to the applicable Conversion Date; (ii) at the Qualified Offering, at the Qualified Offering Conversion Price (the effective price per share paid by investors per share of Common Stock that is sold to the public in the Qualified Offering)		(i) prior to the date of a Qualified Offering (an offering the Company enters into in connection with the Uplisting) is eighty percent (80%) of the lowest VWAP of the Common Stock during the five (5) trading day period immediately prior to the applicable Conversion Date; (ii) at the Qualified Offering, at the Qualified Offering Conversion Price (the effective price per share paid by investors per share of Common Stock that is sold to the public in the Qualified Offering)
Principal amount, Outstanding Debenture																																		$ 5,000,000		$ 5,000,000
Gross proceeds of Qualified Offering																																		500,000		500,000
Total amount, Outstanding Debenture																																		$ 10,000,000		$ 10,000,000
Exercise price of warrants conversion price																																		125.00%		125.00%
Warrants issued																																		2,922,849		8,935,664
Senior Secured Convertible Promissory Note [Member]
Statement [Line Items]
Awarded shares					60,000
Commitment Shares For Issuance																																						20,000	20,000
Increase in the amount of promissory note					$ 30,000
Senior Secured Convertible Promissory Note [Member] | Securities Purchase Agreement [Member]
Statement [Line Items]
Original Issue Discount																					$ 18,450
Monthly Payments																					$ 19,286